Finance income and costs (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Interest income	€ 1.1	€ 1.2	€ 1.8	€ 2.7
Gain (loss) on hedge ineffectiveness	0.0	0.0	2.7	0.0
Net foreign exchange gains on translation of financial assets and financial liabilities	2.0	12.4	4.6	7.8
Finance income	3.1	13.6	9.1	10.5
Interest expense (a)	(28.7)	(27.6)	(56.2)	(55.6)
Derivatives, Transfer From Equity	(1.5)	0.0	0.0
Net pension interest costs	(1.1)	(1.2)	(2.2)	(2.4)
Amortization of debt discounts and borrowing costs	(0.3)	(1.7)	(0.6)	(3.5)
Finance costs	(31.6)	(30.5)	(59.0)	(61.5)
Net financing costs	€ (28.5)	€ (16.9)	(49.9)	€ (51.0)
Gains (Losses) on Restructuring of previous debt			€ (23.8)